Document and Entity Information Document	Mar. 02, 2020
Entity Information [Line Items]
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K
Document Period End Date	Mar. 02, 2020
Entity Registrant Name	OCEANEERING INTERNATIONAL INC
Entity Central Index Key	0000073756
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10945
Entity Tax Identification Number	95-2628227
Entity Address, Address Line One	11911 FM 529
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77041
City Area Code	713
Local Phone Number	329-4500
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.25 per share
Trading Symbol	OII
Security Exchange Name	NYSE